Summary of Significant Accounting Policies (Details)		1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 15, 2021 USD ($)	Mar. 19, 2021 shares	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit			$ (346,364)	$ (716)	$ (346,364)	$ (716)	$ 9,083,000
Cash and cash equivalent deposits			250,000		250,000
Cash and cash equivalent			628,652		628,652
Marketable securities held in Trust Account			$ 133,007,230		$ 133,007,230
Percentage of public shares			76.00%		71.00%
Percentage of founder non-redeemable shares			24.00%		29.00%
Founder shares (in Shares) | shares		325,000
Long term maturity date, description					extend the maturity dates to 2024 and 2025
Short-term obligations					$ 18,438
Operating lease liabilities				11,610		11,610
Operating lease				10,068		10,068
Deferred rent				827		827
Tenant improvement allowance				1,098		1,098	89,000
Prepaid rent				$ 344		$ 344
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer					2
Revenue percentage					89.00%	87.00%
Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer				2	2	2
Revenue percentage				47.00%	58.00%
SoundHound, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net loss						$ 74,400,000	64,500,000
Accumulated deficit			$ (364,082,000)	$ (307,189,000)	$ (364,082,000)	(307,189,000)	(232,782,000)
Short-term investments and restricted cash			$ 230,000	230,000	$ 230,000	230,000
Cash and cash equivalent deposits							$ 250,000
Number of customer							4
Revenue percentage							53.70%
Allowance for doubtful accounts				109,000		109,000	$ 109,000
Tenant improvement allowance				1,100,000		$ 1,100,000
SoundHound, Inc. [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer						2
Revenue percentage						86.70%
SoundHound, Inc. [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage						42.80%
SoundHound, Inc. [Member] | Liquidity and Going Concern [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit							$ 232,800,000
Operating Leases [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating lease liabilities				$ 11,610		$ 11,610
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 4,849,810
Underwriting discount	2,400,000
Other offering costs	$ 2,449,810
Forecast [Member] | SoundHound, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Short-term investments and restricted cash								$ 41,600,000
Accounts Receivable [Member] | SoundHound, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer							2
Revenue percentage							90.80%